UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

registrant’s telephone number, including area code:	312-587-3800

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders
Driehaus International Discovery Fund
Portfolio Managers’ Letter
Driehaus International Discovery Fund
Performance Overview
Schedule of Investments
Schedule of Investments by Industry
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Driehaus Emerging Markets Growth Fund
Portfolio Manager’s Letter
Driehaus Emerging Markets Growth Fund
Performance Overview
Schedule of Investments
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. [Reserved]
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 9. Controls and Procedures.
Item 10. Exhibits.
SIGNATURES
Code of Ethics
Certification
Certification

Item 1. Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

Robert F. Moyer
Senior Vice President & Trustee

A.R. Umans
Trustee

Daniel F. Zemanek
Trustee

Michelle L. Cahoon
Treasurer

Lisa M. King
Secretary

Valerie Baxendale
Assistant Secretary

Investment Adviser

Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

Administrator & Transfer Agent

PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245	Annual Report to Shareholders
December 31, 2003

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund

Distributed by:
Driehaus Securities Corporation

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Driehaus International Discovery Fund
Portfolio Managers’ Letter	1
Performance Overview	3
Schedule of Investments	4

Driehaus Emerging Markets Growth Fund
Portfolio Manager’s Letter	12
Performance Overview	14
Schedule of Investments	15

Each Fund section includes:
Schedule of Investments by Industry
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	23

Report of Independent Auditors	29

Interested and Independent Trustees of the Trust	30

Officers of the Trust	32

Shareholder Meeting Results	33

Proxy Voting Policies and Procedures

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Annual Report to Shareholders
December 31, 2003

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Discovery Fund — Portfolio Managers’ Letter

Dear Fellow Shareholders:

     The past year was one of the best ever for the Driehaus International Discovery Fund, in terms of both absolute return and relative performance.

     The Driehaus International Discovery Fund was the top-ranked fund out of 834 funds in the Lipper International Funds peer universe for the year ended December 31, 2003. For the two-year and three-year periods ended December 31, 2003, the fund ranked 15th out of 757 funds and 18th out of 650 funds, respectively. For the five-year period ended December 31, 2003, the fund was also the top-ranked fund (out of 483 funds). The fund was reclassified by Lipper Inc. from the Lipper International Small Cap Funds category to the Lipper International Funds category in December 2003, as the average market capitalization of the fund’s portfolio grew to exceed $1 billion (U.S.).

     For the year ended December 31, 2003, the fund returned 62.40%. This compares with a return of 31.99% for the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE®) Growth Index, and 41.41% for the MSCI All Country (AC) World Free Ex-U.S. Index for the same period.

     Since the fund’s inception on December 31, 1998 through December 31, 2003, the Driehaus International Discovery Fund posted an annualized return of 27.51%. This compares with annualized returns of -3.96% for the MSCI EAFE® Growth Index, and 1.55% for the MSCI AC World Free Ex-U.S. Index for the same period.1

     The fund’s investors experienced a negative return for the first quarter, as international markets were hurt by economic concerns and much of the world awaited the looming U.S. intervention in Iraq. However, once the war began and tensions eased, the rest of the year provided long-awaited upside for international investors. As the second quarter began, the toppling of the Hussein regime in Iraq, continued positive economic news in the U.S. and abroad, and further declines in U.S. interest rates provided the fuel needed to spark and maintain a widespread international market rally, which continued through the end of the year and has yet to lose steam in 2004. With respect to currency fluctuation, the year was dominated by the strength of the euro versus the dollar.

     Within this context we utilized several strategies. Within Europe, the strong euro tended to negatively impact European exporters, and led us to concentrate more on European companies that were locally-focused. We also looked for ideas to capitalize on the emerging market consumer theme, which is a secular trend that has continued for the past several years.

     The fund’s emerging markets exposure contributed to the fund’s performance as did the fund’s exposure to the more mature economies. In particular, our weighting in the Asian emerging markets enhanced this past year’s results, and the overweighted position in South Korean stocks was one of the better country allocation decisions.

     Within the more mature economies, both the Western European and North American regions were positive contributors to overall return. In Western Europe, the overweighting in Germany more than offset the slightly negative impact from an underweighted position in a strong U.K. market. In North America, overweighting Canadian stocks proved to be a sound strategy as Canada enjoyed a re-emergent bull market.

     The technology industry provided the best returns for the fund by a significant margin over other industry sectors. Several technology groups, including diversified telecommunications, wireless, communication equipment, and the Internet were positive contributors to the fund’s return.

     There were three technology company investments that materially added to the fund’s return. One of these companies, Netherlands-based Versatel Telecom International N.V., is a telecommunications network operator with activities in the Netherlands, northwest Germany and Belgium. Product offerings include Internet protocol virtual private networking (IP VPN), digital subscriber lines (DSL), as well as Internet, carrier preselect and wholesale services. Another holding, German Internet company freenet.de AG, offers Internet service provider (ISP) portal and voice telephony. It is the #2 ISP in Germany, with 3.8 million active customers. The company’s broadband service, launched in the second quarter of 2003, experienced better than expected subscriber growth. Rakuten Inc., based in Japan, is an Internet company that operates a business-to-consumer e-commerce and auction website. Increased broadband penetration in Japan has prompted more people to shop on-line.

     Overweighted allocations in both the consumer cyclical and media sectors were positive contributors to the fund’s return. In particular, the hotel, restaurant and leisure industry was one of the fund’s better performing groups. One company in the media sector, Canada-based Cinram International, was one of the strongest individual stocks in the fund. Cinram manufactures prerecorded multimedia products including video cassettes, audio cassettes, CD-ROMs and DVDs. Expanding home-based DVD libraries, as well as increasing penetration of DVD hardware, has driven demand for Cinram’s products. In addition, overweighting in the transportation group also was additive to the fund’s return. These industry allocations, along with the technology exposure mentioned above, more than offset the negative impact from underweighting the relatively strong financial and basic materials sectors.

     Several significant events related to the fund’s management and structure occurred during 2003. In February, Ivo St. Kovachev joined us as a portfolio manager on the fund. Mr. St. Kovachev serves as the fund’s expert on European companies and markets, and he had been the portfolio manager of the Driehaus European Opportunity Fund. Prior to assuming portfolio management responsibilities, he had served the fund as a European sector analyst. Our portfolio management team now has over 50 years of combined investment experience, with each member focused on their individual geographic areas of expertise.

     In May of 2003, the Board of Trustees of Driehaus Mutual Funds approved a plan of reorganization whereby the assets of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund would be combined with those of the Driehaus International Discovery Fund. Following this combination in December 2003, the fund’s category was changed from the Lipper International Small Cap Funds peer universe to the Lipper International Funds peer universe.

     We appreciate the commitment of our shareholders. Although several of the years prior to 2003 had been challenging for U.S. and international investors alike, the past year’s fund performance, as well as the enviable long-term record of the Driehaus International Discovery Fund, should reiterate the importance of adherence to an investment philosophy over the long term.

Sincerely,

Emery R. Brewer Senior Portfolio Manager February 17, 2004	Eric J. Ritter, CFA Portfolio Manager February 17, 2004	Ivo St. Kovachev Portfolio Manager February 17, 2004

[1]	During these periods, the Fund’s returns reflect fee waivers and/or reimbursements without which performance would have been lower.

Performance is historical and does not represent future results.

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	3 Years	5 Years	(12/31/98 - 12/31/03)

Driehaus International Discovery Fund (DRIDX)[1]	62.40%	6.60%	27.51%	27.51%
MSCI EAFE® Growth Index[2]	31.99%	-5.80%	-3.96%	-3.96%
MSCI AC World Free Ex-US Index[3]	41.41%	-0.96%	1.55%	1.55%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 94.0%

EUROPE — 48.1%
United Kingdom — 10.5%
Acambis PLC**	118,072	$645,199
Aggreko PLC	416,139	1,150,954
Burberry Group PLC	339,350	2,220,375
Carphone Warehouse PLC	1,666,953	4,401,559
EasyJet PLC**	1,087,542	5,704,332
Galen Holdings PLC	115,930	1,476,597
Premier Oil PLC**	479,022	3,901,737
Shire Pharmaceuticals Group PLC**	162,652	1,579,611
William Hill PLC	834,467	6,378,641

		27,459,005

Sweden — 6.6%
Autoliv, Inc. — ADR	54,495	2,051,737
Capio AB**	280,660	2,262,349
Micronic Laser Systems AB**	211,035	2,449,018
Q-Med AB**	159,000	3,767,668
Song Networks Holding AB**	311,434	2,921,601
Tele2 AB — B**	71,050	3,791,809

		17,244,182

Germany — 5.9%
AWD Holding AG	49,579	1,738,517
Comdirect Bank AG**	59,187	547,226
Freenet.de AG**	54,464	3,882,827
ProSiebenSat.1 Media AG (Pref.)	255,580	4,271,487
Puma AG	20,189	3,565,161
Stada Arzneimittel AG	20,646	1,280,740

		15,285,958

Switzerland — 4.7%
Actelion, Ltd.**	37,655	4,064,639
Micronas Semiconductor Holding AG**	77,975	3,338,408
SEZ Holding AG**	14,385	494,330
Straumann AG	27,659	4,249,210

		12,146,587

Greece — 3.7%
Alpha Bank AE	186,770	5,649,274
Germanos SA	159,577	3,993,451

		9,642,725

Netherlands — 3.5%
ASM International NV — ADR**	127,817	2,587,016
Core Laboratories NV — ADR**	79,266	1,322,950
Koninklijke Vopak NV	220,392	4,142,080
Versatel Telecom International NV**	466,925	1,018,895

		9,070,941

Luxembourg — 2.2%
Gemplus International SA**	2,621,310	5,620,872

Norway — 1.9%
DNB NOR ASA	750,630	5,009,616

Italy — 1.8%
E.Biscom**	67,495	4,136,708
Snia SpA	205,222	509,949

		4,646,657

Spain — 1.7%
Antena 3 Television SA**	100,059	4,409,765

Austria — 1.4%
Erste Bank der Oesterreichischen Sparkassen AG	12,583	1,554,940
Wienerberger AG	78,894	2,107,688

		3,662,628

Portugal — 1.2%
Jeronimo Martins SA**	235,064	3,101,374

Turkey — 1.1%
Ford Otomotiv Sanayi AS**	445,364,000	2,979,660

Belgium — 1.1%
Mobistar SA**	49,710	2,790,231

Finland — 0.5%
Elcoteq Network Corp. — A	61,830	1,246,271

France — 0.3%
Rodriguez Group	16,232	907,010

Total Europe		125,223,482

FAR EAST — 25.1%
Japan — 5.2%
Fast Retailing Co., Ltd.	50,600	3,073,677
Fuji Seal, Inc.	92,300	3,634,469
Goodwill Group, Inc.	874	1,932,798
USS Co., Ltd.	24,885	1,760,085
Yokogawa Electric Corp.	229,000	3,307,754

		13,708,783

Thailand — 3.1%
Kasikornbank Public Co., Ltd. — NVDR**	1,573,700	2,581,627
PTT Exploration and Production Public Co., Ltd. (Foreign)	101,600	687,206
Samart Corp. Public Co., Ltd. (Foreign)**	12,129,300	3,428,561
Thai Olefins Public Co., Ltd. (Foreign)**	747,000	1,376,263

		8,073,657

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

China — 2.8%
China Petroleum and Chemical Corp. — H	3,034,500	$1,358,247
Global Bio-chem Technology Group Co., Ltd.	6,318,000	3,906,229
Lianhua Supermarket Holdings, Ltd. — H**	1,891,200	1,997,506

		7,261,982

South Korea — 2.8%
Hanjin Shipping Co., Ltd.**	165,550	3,070,629
Hanmi Pharm Co., Ltd.	86,016	2,295,685
Shinsegae Co., Ltd.**	7,620	1,854,637

		7,220,951

Indonesia — 2.6%
PT Bank Rakyat Indonesia Tbk**	36,802,500	5,461,932
PT Indonesian Satellite Corp. Tbk — ADR	73,554	1,323,972

		6,785,904

India — 2.5%
ICICI Bank, Ltd. — ADR	375,793	6,456,123

Hong Kong — 2.1%
Brilliance China Automotive Holdings, Ltd. — ADR	97,400	5,522,580

Taiwan — 1.6%
Taishin Financial Holdings Co., Ltd.	4,171,000	3,083,714
Topco Scientific Co., Ltd.	410,000	1,105,007

		4,188,721

Australia — 1.5%
Alumina, Ltd.	547,810	2,711,747
Metcash Trading, Ltd.	531,555	1,081,349

		3,793,096

Malaysia — 0.9%
Malaysia International Shipping Corp. Berhad	793,700	2,401,987

Total Far East		65,413,784

NORTH AMERICA — 10.8%
Canada — 8.0%
Aber Diamond Corp.**	49,269	1,792,328
CHC Helicopter Corp. — A	49,695	1,269,054
First Calgary Petroleums, Ltd.**	554,725	3,348,311
Fording Canadian Coal Trust	34,419	1,225,207
Nexen, Inc.	72,413	2,629,227
Research in Motion, Ltd. — ADR**	67,892	4,537,222
Telesystem International Wireless, Inc. — ADR**	281,465	2,347,418
WestJet Airlines, Ltd.**	163,061	3,589,929

		20,738,696

Mexico — 1.8%
America Movil SA de CV — L — ADR	175,800	4,806,372

Netherlands Antilles — 0.8%
Orthofix International NV — ADR**	44,604	2,184,704

Bermuda — 0.2%
Frontline, Ltd.	19,800	513,393

Total North America		28,243,165

SOUTH AMERICA — 5.6%
Brazil — 5.6%
Aracruz Celulose SA — ADR	97,250	3,407,640
Banco Bradesco SA (Pref.)	670,075,910	3,530,383
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	73,300	1,843,495
Empresa Brasileira de Aeronautica SA — ADR	23,200	812,696
Telesp Celular Participacoes SA — ADR**	754,854	4,966,939

		14,561,153

Total South America		14,561,153

AFRICA — 3.3%
South Africa — 3.3%
African Bank Investments, Ltd.	212,840	301,005
MTN Group, Ltd.**	1,358,898	5,791,857
Naspers, Ltd. — N	418,747	2,604,700

		8,697,562

Total Africa		8,697,562

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

MIDDLE EAST — 1.1%
Israel — 1.1%
Makhteshim-Agan Industries, Ltd.	746,943	$2,807,622

Total Middle East		2,807,622

Total Equity Securities (Cost $201,261,166)		244,946,768

EQUITY CERTIFICATES— 3.0% (Note C)

FAR EAST— 3.0%
India — 3.0%
Bharti Tele-Ventures, Ltd.**†	1,349,747	3,118,725
Hero Honda Motors, Ltd.†	353,655	3,485,694
Moser Baer India, Ltd.†	174,600	1,318,597

		7,923,016

Total Equity Certificates (Cost $7,448,997)		7,923,016

TOTAL INVESTMENTS (COST $208,710,163)	97.0%	$252,869,784
Other Assets in Excess of Liabilities	3.0%	7,749,681

Net Assets	100.0%	$260,619,465

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$210,892,777

Gross Appreciation		$44,562,852
Gross Depreciation		(2,585,845)

Net Appreciation		$41,977,007

** Non-income producing security

 † Restricted security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments by Industry
December 31, 2003

Percent of
Industry	Net Assets

Airlines	1.4%
Automobiles	1.5%
Automotive Manufacturing	2.1%
Auto Parts & Components	0.8%
Banking	10.3%
Biotechnology	0.9%
Broadcast & Publishing Services	2.1%
Building Materials	0.8%
Business & Publishing Services	2.8%
Chemicals	2.2%
Clothing	0.8%
Coal	0.5%
Communications	4.2%
Computer Manufacturers	2.7%
Drugs	0.5%
Electrical	1.3%
Electronic Components	2.4%
Energy Sources	4.6%
Financial Services	2.6%
Food & Household	1.5%
Forest Products	1.3%
Health Care	6.4%
Health/ Multi-Industry	1.4%
Investments	0.9%
Leisure & Tourism	2.4%
Maritime	2.5%
Medical Supplies	1.0%
Merchandising	5.0%
Metals — Nonferrous	1.7%
Miscellaneous Materials	1.4%
Office/ Communications Equipment	1.6%
Oil	1.0%
Recreation	1.4%
Recreational Vehicles	1.3%
Retailing — Foods	1.5%
Semiconductors/ Suppliers	1.0%
Technology/ Multi-Industry	1.5%
Telecommunications	9.7%
Telephone Utilities	3.9%
Transportation — Air	3.0%
Transportation — Shipping	0.2%
Wireless Service Provider	0.9%
Other Assets in Excess of Liabilities	3.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Investments, at market value (Cost $208,710,163)	$252,869,784
Foreign currency (Cost $2,473,544)	2,483,371
Cash	9,262,105
Receivables:
Dividends	285,683
Interest	1,125
Investment securities sold	8,974,402
Fund shares sold	758,117
Prepaid expenses	21,783

TOTAL ASSETS	274,656,370

LIABILITIES:
Payables:
Investment securities purchased	13,194,719
Fund shares redeemed	158,579
Due to affiliates	322,892
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	66,896
Foreign taxes	1,410
Accrued expenses	292,409

TOTAL LIABILITIES	14,036,905

NET ASSETS	$260,619,465

SHARES OUTSTANDING	8,900,264

NET ASSET VALUE PER SHARE	$29.28

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2003:
Paid-in capital	$209,909,649
Undistributed net investment loss	(186,998)
Undistributed net realized gain	6,737,082
Unrealized net foreign exchange gain	111
Unrealized net appreciation on investments	44,159,621

NET ASSETS	$260,619,465

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the year ended December 31, 2003

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $213,290)	$1,080,025
Interest	4,089
Other	204

Total income	1,084,318

Expenses:
Investment advisory fee	1,791,576
Administration fee	171,270
Professional fees	55,913
Federal and state registration fees	24,099
Custodian fee	209,645
Transfer agent fees	62,598
Trustees’ fees	12,508
Miscellaneous	83,883

Total expenses	2,411,492

Fees paid indirectly	(2,936)

Net expenses	2,408,556

Net investment loss	(1,324,238)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	39,552,917
Net realized foreign exchange loss	(520,884)
Net change in unrealized foreign exchange gain	(5,424)
Net change in unrealized appreciation of investments	36,761,238

Net realized and unrealized gain on investments	75,787,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,463,609

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the year	For the year
	ended	ended
	December 31, 2003	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(1,324,238)	$(455,864)
Net realized and unrealized gain (loss) on investments	75,787,847	(10,939,637)

Net increase (decrease) in net assets resulting from operations	74,463,609	(11,395,501)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	50,078,780	62,405,775
Reinvestment of distributions	—	—
Cost of shares redeemed	(43,491,701)	(27,744,689)
Net assets acquired in tax-free reorganization	111,456,128	—

Net increase in net assets derived from capital share transactions	118,043,207	34,661,086

Total increase in net assets	192,506,816	23,265,585

NET ASSETS:

Beginning of period	$68,112,649	$44,847,064

End of period	$260,619,465	$68,112,649

Capital share transactions are as follows:
Shares issued	2,027,604	2,956,674
Shares reinvested	—	—
Shares redeemed	(1,887,180)	(1,345,593)
Shares issued in tax-free reorganization	4,981,747	—

Net increase from capital share transactions	5,122,171	1,611,081

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the year		For the year		For the year		For the year	For the year
	ended		ended		ended		ended	ended
	December 31,		December 31,		December 31,		December 31,	December 31,
	2003		2002		2001		2000	1999

Net asset value, beginning of period	$18.03		$20.70		$24.17		$28.25	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.15)		(0.12)		(0.24)		(0.23)	(0.17)
Net realized and unrealized gain (loss) on investments	11.40		(2.55)		(3.23)		(2.95)	21.14

Total income (loss) from investment operations	11.25		(2.67)		(3.47)		(3.18)	20.97

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—	—
Distributions from capital gains	—		—		—		(0.90)	(2.72)

Total distributions	—		—		—		(0.90)	(2.72)

Net asset value, end of period	$29.28		$18.03		$20.70		$24.17	$28.25

Total Return	62.40%		(12.90)%		(14.36)%		(11.29)%	213.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$260,619		$68,113		$44,847		$51,405	$26,242
Ratio of expenses before fees paid indirectly to average net assets	2.02	%†	2.26	%†	2.34	%†	2.10%†	2.43%†
Ratio of net expenses to average net assets	2.02	%†#	1.86	%†#	2.31	%†#	2.10%†	2.43%†
Ratio of net investment loss to average net assets	(1.11	)%†#	(0.71	)%†#	(1.12	)%†#	(0.85)%†	(1.60)%†
Portfolio turnover	515.76%		405.69%		612.64%		407.96%	267.86%

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period December 31, 1998 through May 31, 1999, the Fund’s operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Portfolio Manager’s Letter

Dear Fellow Shareholders:

     The Driehaus Emerging Markets Growth Fund posted strong results in 2003, in terms of relative performance and on an absolute return basis.

     The fund ranked 23rd out of 177 funds in the Lipper Emerging Markets Funds peer universe for the year ended December 31, 2003. For the two-year and three-year periods ended December 31, 2003, the fund ranked 45th out of 159 funds and 39th out of 140 funds, respectively. For the five-year period ended December 31, 2003, the fund ranked 9th out of 112 similar funds.

     For the year ended December 31, 2003, the Driehaus Emerging Markets Growth Fund returned 65.50%. This compares with a return of 56.28% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index for the same period.

     For the five-year period ended December 31, 2003, the Driehaus Emerging Markets Growth Fund returned 19.92% (annualized), which compares with a return of 10.62% for the MSCI Emerging Markets Free Index.

     Since inception on December 31, 1997, the fund has returned 13.74% on an annualized basis, which compares with a return of 3.60% for the MSCI Emerging Markets Free Index.1

     The first two months of 2003 were not promising for investors, with markets worldwide pressured by economic concerns and Mid-East tensions. However, the turnaround that began in March and continued throughout the year positively affected emerging and developed markets alike. In particular, the fund’s exposure to China’s bustling economy was a key contributor to 2003 performance. The fund invested in China through its H-share positions (China-based companies with Hong Kong-listed securities) and through holdings in companies domiciled outside of China but with considerable economic exposure to China. Among other emerging markets, the overweighted allocation to Mexico and Israel also benefited shareholders.

     The technology sector was (on average) the fund’s largest weighting and made the most positive impact on the fund’s 2003 return versus all other industry sectors.

     Within the technology sector, two areas were especially notable for their strong performance: the wireless telecommunications sector and the Internet sector. The overweighted Internet sector finally emerged from several years of dismal performance following the 1999 dot.com shake-out. In particular, the fund’s position in South Korea-based NeoWiz Corp. was the single biggest contributor to the fund’s return. NeoWiz, an Internet portal, benefited from increased penetration of broadband services in South Korea, which in turn increased people’s interest in going online and playing online games on their website.

     The fund was also overweighted in the wireless telecommunications industry, which enhanced the fund’s performance. The leading stock in the fund in this industry was MTN Group Limited, a South African provider of cellular phone services in several African countries. MTN has a dominant market share in Nigeria, Uganda, Swaziland, Rwanda and Cameroon—all of which have wireless penetration rates of less than 10%.

     Consumer cyclical stocks were significant contributors to the fund’s bottom line, and the specialty retail industry was especially strong. Consumerism is a secular trend among emerging economies and we have focused on this theme for the past several years. In addition, the health care sector, and the overweighted drug group in particular, enhanced the fund’s 2003 return. The construction materials industry was also a notable contributor to the fund’s return, especially among the emerging Asian countries. Anhui Conch Cement, a cement producer located in China but traded in Hong Kong, benefited from the construction boom in China, with capacity up 50%.

     The oil and gas industry was the only sector that negatively impacted the fund’s return, due to an underweighting (on average) in a group that rallied on strong commodity prices rather than sustainable growth.

     In terms of operational changes, the Board of Trustees of the Driehaus Mutual Funds approved a plan of reorganization whereby the assets of the Driehaus Asia Pacific Fund (which had been managed by Eric Ritter) would be combined with the assets of the Driehaus Emerging Markets Growth Fund. This combination was proposed in May of 2003 and was approved by the Asia Pacific Fund’s shareholders last September. I remain as manager of the Driehaus Emerging Markets Growth Fund.

     We at Driehaus Capital Management, Inc. appreciate the commitment of the fund’s shareholders. We remain committed to the core Driehaus growth investment philosophy which we believe is a rewarding strategy over the long term, especially as applied to the dynamic emerging market sector.

Sincerely,

Emery R. Brewer Portfolio Manager February 17, 2004

[1]	During these periods, the Fund’s returns reflect fee waivers and/or reimbursements without which performance would have been lower.

Performance is historical and does not represent future results.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 12/31/03	1 Year	3 Years	5 Years	(12/31/97 - 12/31/03)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	65.50%	14.44%	19.92%	13.74%
MSCI EMF Index[2]	56.28%	12.77%	10.62%	3.60%

[1]	The returns for these periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. This index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 90.7%

FAR EAST — 46.6%
South Korea — 13.7%
Amotech Co., Ltd.**	34,760	$786,221
Cheil Communications, Inc.**	9,300	1,350,315
Hana Bank**	38,800	716,408
Hana Tour Service, Inc.	77,942	961,601
Hanjin Shipping Co., Ltd.**	77,510	1,437,659
Hanmi Pharm Co., Ltd.	44,415	1,185,394
Interflex Co., Ltd.**	22,449	565,229
Kia Motors Corp.**	106,880	977,752
Korea Information Service, Inc.**	11,263	373,385
Korea Zinc Co., Ltd.**	38,400	1,011,968
Samsung Electronics Co., Ltd.	4,689	1,774,854
Samsung Heavy Industries Co., Ltd.	158,630	877,358
Samsung SDI Co., Ltd.	13,700	1,615,485

		13,633,629

Taiwan — 8.9%
ASE Test, Ltd.**	10,842,000	1,964,015
Emerging Display Technologies	1,044,000	1,426,851
ET Internet Technology Corp.**	2,794,000	1,473,125
Siliconware Precision Industries Co. — ADR**	200,352	1,031,813
Taishin Financial Holdings Co., Ltd.	2,889,000	2,135,903
Topco Scientific Co., Ltd.	339,000	913,652

		8,945,359

China — 8.6%
Anhui Conch Cement Co., Ltd. — H	1,083,485	1,395,596
China Oilfield Services, Ltd. — H	3,810,000	1,349,567
Ctrip.com International, Ltd. — ADR**	5,000	170,050
Denway Motors, Ltd.	1,354,000	1,438,830
Global Bio-chem Technology Group Co., Ltd.	2,900,000	1,792,983
Lianhua Supermarket Holdings, Ltd. — H**	1,008,000	1,064,661
Skyworth Digital Holdings, Ltd.	5,428,000	1,363,362

		8,575,049

Thailand — 5.3%
Amata Corp. Public Co., Ltd. (Foreign)	3,773,400	1,418,983
Bank of Ayudhya Public Co., Ltd. (Foreign)**	2,832,000	1,007,791
PTT Exploration and Production Public Co., Ltd. (Foreign)	251,000	1,697,722
Thai Olefins Public Co., Ltd. (Foreign)**	515,300	949,382
Thai Olefins Public Co., Ltd. — NVDR**	107,300	197,688

		5,271,566

India — 5.0%
Satyam Computer Services, Ltd. — ADR	39,900	1,170,267
State Bank of India — GDR	64,651	2,158,050
Tata Motors, Ltd. — GDR	165,181	1,635,292

		4,963,609

Indonesia — 2.5%
PT Aneka Tambang Tbk	2,425,000	554,245
PT Bank Rakyat Indonesia Tbk**	8,196,000	1,216,385
PT Indocement Tunggal Prakarsa Tbk**	2,877,000	725,868

		2,496,498

Philippines — 1.6%
Philippine Long Distance Telephone Co., — ADR**	94,475	1,645,755

Malaysia — 0.9%
Malaysia International Shipping Corp. Berhad	299,848	907,435

Hong Kong — 0.1%
Brilliance China Automotive Holdings, Ltd.	180,000	99,116

Total Far East		46,538,016

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

SOUTH AMERICA — 14.0%
Brazil — 11.7%
Banco Bradesco SA	315,600,000	$1,471,341
Caemi Mineracao e Metalurgica SA (Pref.)**	3,671,667	1,616,297
Celular CRT Participacoes SA — A (Pref.)	6,351,000	1,329,637
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	10,200	256,530
Companhia Energetica de Minas Gerais (Pref.)	83,600,000	1,528,562
Gerdau SA (Pref.)	71,392	1,509,502
Perdigao SA (Pref.)	197,000	1,686,620
Petroleo Brasileiro SA — ADR	23,000	672,520
Telemig Celular Participacoes SA — ADR	12,692	407,413
Telesp Celular Participacoes SA — ADR**	112,642	741,184
Usinas Siderurgicas de Minas Gerais SA — A (Pref.)	43,600	513,075

		11,732,681

Chile — 1.3%
Enersis SA — ADR	131,700	969,312
SACI Falabella SA	193,836	343,151

		1,312,463

Argentina — 1.0%
Telecom Argentina Stet France Telecom SA — ADR**	111,200	973,000

Total South America		14,018,144

EUROPE — 9.5%
Turkey — 3.5%
Dogan Yayin Holding AS**	260,571,000	1,001,483
Ford Otomotiv Sanayi AS**	246,446,000	1,648,820
Turkiye Is Bankasi — C**	232,913,120	944,914

		3,595,217

Russia — 2.6%
JSC MMC Norilsk Nickel — ADR	24,058	1,567,379
Tatneft — ADR	44,000	1,003,200

		2,570,579

United Kingdom — 1.5%
BHP Billiton PLC	167,400	1,462,401

Luxembourg — 1.3%
Quilmes Industrial SA — ADR**	77,400	1,265,490

Poland — 0.6%
KGHM Polska Miedz SA — GDR**	44,593	606,465

Total Europe		9,500,152

AFRICA — 8.2%
South Africa — 8.2%
African Bank Investments, Ltd.	1,246,108	1,762,286
Aspen Pharmacare Holdings, Ltd.	461,904	858,069
Foschini, Ltd.	579,205	1,705,075
JD Group, Ltd.	181,513	1,142,104
MTN Group, Ltd.**	523,110	2,229,584
Naspers, Ltd. — N	83,339	518,387

		8,215,505

Total Africa		8,215,505

NORTH AMERICA — 7.7%
Mexico — 6.4%
America Movil SA de CV — L — ADR	60,228	1,646,634
Grupo Aeroportuario del Sureste SA de CV — ADR	75,070	1,321,232
Grupo Elektra SA de CV	91,900	486,600
Grupo Elektra SA de CV — ADR	49,800	1,051,776
Grupo Financiero Banorte SA de CV — O	249,230	864,978
TV Azteca SA de CV — ADR	110,400	1,004,640

		6,375,860

Canada — 1.0%
Telesystem International Wireless, Inc.**	122,667	1,029,938

United States — 0.3%
Pioneer Natural Resources Co.**	10,248	327,219

Total North America		7,733,017

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
December 31, 2003

	Number	Market
	of	Value
	Shares	(Note A)

MIDDLE EAST — 4.7%
Israel — 4.7%
Agis Industries, Ltd.	62,947	$2,038,079
Makhteshim-Agan Industries, Ltd.	542,431	2,038,899
Orbotech, Ltd. — ADR**	27,143	649,261

		4,726,239

Total Middle East		4,726,239

Total Equity Securities (Cost $70,144,717)		90,731,073

EQUITY CERTIFICATES — 5.0% (Note C)

FAR EAST — 5.0%
India — 5.0%
Bharti Tele-Ventures, Ltd.**†	690,174	1,594,716
Hero Honda Motors, Ltd.†	148,138	1,460,078
LIC Housing Finance, Ltd.†	211,602	1,017,361
Moser Baer India, Ltd.†	120,091	906,939

		4,979,094

Total Equity Certificates (Cost $4,469,615)		4,979,094

RIGHTS — 0.4%

FAR EAST — 0.4%
Malaysia — 0.4%
Crest Petroleum Berhad — Rights**	242,022	413,941

Total Rights (Cost $368,225)		413,941

TOTAL INVESTMENTS
(COST $74,982,557)	96.1%	$96,124,108
Other Assets in Excess of Liabilities	3.9%	3,861,499

Net Assets	100.0%	$99,985,607

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$76,282,446

Gross Appreciation		$21,419,963
Gross Depreciation		(1,578,301)

Net Appreciation		$19,841,662

**	Non-income producing security

†	Restricted security

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments by Industry
December 31, 2003

Percent of
Industry	Net Assets

Automobiles	4.2%
Banking	9.6%
Basic Industries/ Multi-Industry	0.5%
Beverages	1.3%
Broadcast & Publishing Services	2.9%
Building Materials	2.1%
Business & Publishing Services	0.4%
Chemicals	3.5%
Communications	1.0%
Computer Manufacturers	0.9%
Computer Services	1.2%
Electrical & Electronics	2.0%
Electrical Utilities	1.0%
Electronic Components	2.7%
Electronic Instruments	3.7%
Energy Sources	4.6%
Financial Services	2.6%
Food & Household	1.8%
Food Processors	1.7%
Health Care	4.1%
Home Furnishings	1.4%
Industrial Components	0.9%
Insurance	1.0%
Leisure	1.0%
Maritime	0.9%
Merchandising	2.0%
Metals — Nonferrous	2.5%
Metals — Steel	0.5%
Miscellaneous Materials	2.8%
Nonferrous Base Metals	2.2%
Oil	3.1%
Other Computers	0.6%
Real Estate	1.4%
Recreational Vehicles	1.5%
Retailing — Foods	1.3%
Retailing — Goods	1.5%
Semiconductors/ Components	0.6%
Steel	1.5%
Technology/ Multi-Industry	1.4%
Telecommunications	2.8%
Telephone Utilities	8.8%
Transportation — Air	1.3%
Transportation — R & R	1.6%
Transportation — Shipping	1.5%
Travel Services	0.2%
Other Assets in Excess of Liabilities	3.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Investments, at market value (Cost $74,982,557)	$96,124,108
Foreign currency (Cost $1,239,356)	1,244,549
Cash	3,165,242
Receivables:
Dividends	256,467
Interest	266
Investment securities sold	3,186,309
Fund shares sold	274,237
Prepaid expenses	16,404

TOTAL ASSETS	104,267,582

LIABILITIES:
Payables:
Investment securities purchased	3,843,566
Fund shares redeemed	131,543
Due to affiliates	120,502
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	14,675
Foreign taxes	1,732
Accrued expenses	169,957

TOTAL LIABILITIES	4,281,975

NET ASSETS	$99,985,607

SHARES OUTSTANDING	4,927,160

NET ASSET VALUE PER SHARE	$20.29

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2003:
Paid-in capital	$79,208,253
Undistributed net investment loss	(385,726)
Undistributed net realized gain	18,742
Unrealized net foreign exchange gain	2,787
Unrealized net appreciation on investments	21,141,551

NET ASSETS	$99,985,607

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the year ended December 31, 2003

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $110,407)	$1,225,068
Other	870

Total income	1,225,938

Expenses:
Investment advisory fee	771,150
Administration fee	116,382
Professional fees	44,159
Federal and state registration fees	19,157
Custodian fee	181,079
Transfer agent fees	41,892
Trustees’ fees	8,236
Miscellaneous	59,434

Total expenses	1,241,489

Fees paid indirectly	(3,778)
Expense reimbursement from adviser	(34,039)

Net expenses	1,203,672

Net investment income	22,266

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	12,912,793
Net realized foreign exchange loss	(404,840)
Net change in unrealized foreign exchange gain	(786)
Net change in unrealized appreciation of investments	17,283,622

Net realized and unrealized gain on investments	29,790,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,813,055

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the year	For the year
	ended	ended
	December 31, 2003	December 31, 2002

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,266	$(271,745)
Net realized and unrealized gain (loss) on investments	29,790,789	(4,339,298)

Net increase (decrease) in net assets resulting from operations	29,813,055	(4,611,043)

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	31,203,662	33,884,082
Reinvestment of distributions	—	—
Cost of shares redeemed	(15,962,222)	(15,294,504)
Net assets acquired in tax-free reorganization	18,999,116	—

Net increase in net assets derived from capital share transactions	34,240,556	18,589,578

Total increase in net assets	64,053,611	13,978,535

NET ASSETS:

Beginning of period	$35,931,996	$21,953,461

End of period	$99,985,607	$35,931,996

Capital share transactions are as follows:
Shares issued	1,837,706	2,384,517
Shares reinvested	—	—
Shares redeemed	(1,069,642)	(1,107,044)
Shares issued in tax-free reorganization	1,227,831	—

Net increase from capital share transactions	1,995,895	1,277,473

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the year	For the year		For the year		For the year	For the year
	ended	ended		ended		ended	ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2003	2002		2001		2000	1999

Net asset value, beginning of period	$12.26	$13.27		$13.57		$18.36	$8.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	(0.09)		(0.11)		0.10	(0.14)
Net realized and unrealized gain (loss) on investments	8.03	(0.92)		(0.16)		(4.28)	10.05

Total income (loss) from investment operations	8.03	(1.01)		(0.27)		(4.18)	9.91

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—		(0.03)		—	—
Distributions from capital gains	—	—		—		(0.61)	(0.28)

Total distributions	—	—		(0.03)		(0.61)	(0.28)

Net asset value, end of period	$20.29	$12.26		$13.27		$13.57	$18.36

Total Return	65.50%	(7.61)%		(1.98)%		(22.73)%	114.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$99,986	$35,932		$21,953		$24,158	$10,537
Ratio of expenses before fees paid indirectly to average net assets	2.35%†	2.50	%†	2.50	%†	2.50%†	2.58%†
Ratio of net expenses to average net assets	2.34%†#	2.16	%†#	2.49	%†#	2.50%†	2.58%†
Ratio of net investment income (loss) to average net assets	0.04%†#	(0.76	)%†#	(0.79	)%†#	0.78%†	(1.29)%†
Portfolio turnover	432.47%	355.14%		505.50%		375.47%	366.53%

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period December 31, 1997 through May 31, 1999, the Fund’s operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust with two separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The two Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in the equity securities of emerging markets companies.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus International Discovery Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund (“Acquired Funds”) pursuant to a plan of reorganization approved by the shareholders of each of the Acquired Funds. The acquisition was accomplished by a tax-free exchange of 4,981,747 shares of the Acquiring Fund for 13,169,713 and 1,455,472 shares, respectively, of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund outstanding at the end of business on September 26, 2003. The Driehaus International Growth Fund and the Driehaus European Opportunity Fund’s net assets at that date ($84,553,063 and $39,892,130, respectively), including $10,177,600 and $2,811,465, respectively, of net unrealized appreciation, were combined with those of the Driehaus International Discovery Fund. The aggregate net assets of the Driehaus International Discovery Fund immediately before the acquisition were $96,273,882. The combined net assets of the Driehaus International Discovery Fund immediately following the acquisition were $220,719,075.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus Emerging Markets Growth Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus Asia Pacific Growth Fund (“Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The acquisition was accomplished by a tax-free exchange of 1,227,831 shares of the Acquiring Fund for 1,354,933 shares of the Driehaus Asia Pacific Growth Fund outstanding at the end of business on September 26, 2003. The Driehaus Asia Pacific Growth Fund’s net assets at that date ($20,422,298), including $1,423,182 of net unrealized appreciation, were combined with those of the Driehaus Emerging Markets Growth Fund. The aggregate net assets of the Driehaus Emerging Markets Growth Fund immediately before the acquisition were $50,277,767. The combined net assets of the Driehaus Emerging Markets Growth Fund immediately following the acquisition were $70,700,065.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily. This change in net asset value is allocated daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the period ended December 31, 2003, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

     At December 31, 2003, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had accumulated capital loss carryforwards of $148,178,434 and $3,251,909, respectively, expiring between 2009 and 2010. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2003, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses and realized post-October currency losses of $183,093 and $151,485, respectively, which, for tax purposes, are deferred and will be recognized later this year.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $141,844,375 and $6,334,059, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2010. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $3,251,909, which may be applied against any realized net taxable capital gains in future years or until December 31, 2010, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distributions to Shareholders

     The Funds had no distributions during the years ended December 31, 2003 and 2002.

     As of December 31, 2003, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$4,447,267	$52,677
Undistributed long-term capital gains	2,331,264	612,252

Accumulated earnings	6,778,531	664,929
Paid-in capital	360,160,159	82,864,637
Accumulated capital and other losses	(148,296,343)	(3,388,408)
Unrealized appreciation/(depreciation) on foreign currency	111	2,787
Unrealized appreciation on investments	41,977,007	19,841,662

Net assets	$260,619,465	$99,985,607

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the year ended December 31, 2003.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

     The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. (“DCM”), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each Fund’s average daily net assets.

     DCM agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund would not exceed 2.40% and 2.50%, respectively, of the average net assets of each Fund on an annual basis, through June 30, 2003. For the period July 1, 2002 through June 30, 2003, the Funds were reimbursed for expenses exceeding their respective expense caps after reduction of amounts received through commission recapture programs that were applied to Fund operating expenses.

     The amounts accrued and payable to DCM during the year ended December 31, 2003, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$1,791,576	$322,892
Driehaus Emerging Markets Growth Fund	771,150	120,502

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the year ended December 31, 2003, these arrangements

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

reduced the expenses of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund by $2,936 (0.1%) and $3,778 (0.3%), respectively.

     Driehaus Securities Corporation (“DSC”) is the Funds’ distributor.

     DSC also acts as a broker for the Funds for domestically traded securities. For the year ended December 31, 2003, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DSC	through DSC

Driehaus International Discovery Fund	$2,699,657	$393,995	11,968,637
Driehaus Emerging Markets Growth Fund	1,233,437	263,770	6,944,705

     A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Funds.

     PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C. DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds occasionally invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At December 31, 2003, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $474,019, and $509,479, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund represented 3.1% and 5.2%, respectively, of their total market values at December 31, 2003.

     At December 31, 2003, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At December 31, 2003, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     The Funds had the following outstanding contracts at December 31, 2003:

Driehaus International Discovery Fund Transaction Hedges: Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at December 31, 2003

$208,198	276,709	Australian Dollar	January 2004	$830
1,188,181	1,536,145	Canadian Dollar	January 2004	(3,367)
1,325,942	10,292,836	Hong Kong Dollar	January 2004	125
1,302,459	730,531	Pound Sterling	January 2004	4,360
95,363	118,022	Swiss Franc	January 2004	893
2,511,027	99,458,435	Thailand Baht	January 2004	(149)

				$2,692

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at December 31, 2003

$307,811	1,820,066	Danish Krone	January 2004	$(1,688)
2,256,814	1,791,972	Euro	January 2004	(18,941)
454,520	254,966	Pound Sterling	January 2004	(1,062)
1,224,151	8,187,699	South African Rand	January 2004	(43,006)
285,894	2,061,118	Swedish Krona	January 2004	(2,547)
250,336	309,817	Swiss Franc	January 2004	(2,344)

				$(69,588)

		Net unrealized depreciation		$(66,896)

Driehaus Emerging Markets Growth Fund Transaction Hedges: Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at December 31, 2003

$218,670	1,841,749,796	Indonesian Rupee	January 2004	$505
189,953	1,271,512	South African Rand	January 2004	(1,252)
446,343	17,680,728	Thailand Baht	January 2004	(194)

				$(941)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at December 31, 2003

$527,649	3,529,783	South African Rand	January 2004	$(13,734)

		Net unrealized depreciation		$(14,675)

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

D. INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the year ended December 31, 2003, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$647,475,129	$613,033,417
Driehaus Emerging Markets Growth Fund	232,182,607	218,862,199

E. RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include rule 144A securities which may be sold normally to qualified institutional buyers. At December 31, 2003, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F. LINES OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. At December 31, 2003, the Funds had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. SHAREHOLDER FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The fees charged by the Funds for the year ended December 31, 2003, were as follows:

Fund	Redemption Fees

Driehaus International Discovery Fund	$33,904
Driehaus Emerging Markets Growth Fund	11,636

     The redemption fees are recorded in paid-in capital.

Report of Independent Auditors

      To the Shareholders and Board of Trustees of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund:

     We have audited the accompanying statements of assets and liabilities of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund (the “Funds”), including the schedules of investments and investments by industry on pages 4-8 and 15-19, as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights on pages 9-11 and 20-22 for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended December 31, 2001 and prior were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 8, 2002.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmations of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund as of December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois

February 20, 2004

Interested and Independent Trustees of the Trust

      The following table sets forth certain information with respect to the trustees of the Trust:

		Term of		Number of
		Office and		Portfolios in	Other
	Position(s)	Length of	Principal	the Trust	Directorships
Name, Address and	Held with	Time	Occupation(s)	Overseen by	Held by
Date of Birth	the Trust	Served**	During Past 5 Years	Trustee	Trustee

Interested Trustees:*
Richard H. Driehaus 25 East Erie Street Chicago, IL 60611 DOB: 07/27/42	Trustee; Chairman; President	Since 1996	Chairman of the Board and Chief Executive Officer of the Adviser and the Distributor; Chief Executive Officer of Driehaus Capital Management, L.L.C.; Chief Investment Officer and Portfolio Manager of the Adviser and Driehaus Capital Management, L.L.C.	2	Driehaus Enterprise Management, Inc.; Vintage Properties, Inc.; and 25 East Erie Corp.

Robert F. Moyer 25 East Erie Street Chicago, IL 60611 DOB: 01/28/47	Trustee; Senior Vice President	Since 1996	President of the Adviser and the Distributor; President and Chief Operating Officer of Driehaus Capital Management, L.L.C.	2	None
Independent Trustees:
Francis J. Harmon 25 East Erie Street Chicago, IL 60611 DOB: 11/02/42	Trustee	Since 1998	Principal Account Executive — Labor Affairs, Blue Cross and Blue Shield of Illinois.	2	None

A.R. Umans 25 East Erie Street Chicago, IL 60611 DOB: 03/11/27	Trustee	Since 1996	Chairman of the Board and Chief Executive Officer, RHC/Spacemaster Corporation (manufacturing corporation).	2	None

Interested and Independent Trustees of the Trust — (Continued)

		Term of		Number of
		Office and		Portfolios in	Other
	Position(s)	Length of	Principal	the Trust	Directorships
Name, Address and	Held with	Time	Occupation(s)	Overseen by	Held by
Date of Birth	the Trust	Served**	During Past 5 Years	Trustee	Trustee

Daniel F. Zemanek 25 East Erie Street Chicago, IL 60611 DOB: 05/28/42	Trustee	Since 1996	Senior Vice President of Sunrise Development, Inc. since January 2003; Consultant, real-estate development, August 1998 to January 2003.	2	None

*	Mr. Driehaus and Mr. Moyer are “interested persons” of the Trust, the Adviser and the Distributor, as defined in the Investment Company Act of 1940, because they are officers of the Adviser and the Distributor. In addition, Mr. Driehaus controls the Adviser and the Distributor.

**	Each Trustee will serve as a Trustee of the Trust until (i) termination of the Trust, or (ii) until the Trustee’s retirement, resignation or death, or (iii) as otherwise specified in the Trust’s governing documents.

Officers of the Trust

      The following table sets forth certain information with respect to the advisory board member and officers of the Trust:

Term of
	Position(s)	Office and
	Held	Length of	Principal
Name, Address and	with	Time	Occupation(s)
Date of Birth	the Trust	Served	During Past 5 Years

Arthur B. Mellin[1] 190 South LaSalle Street Chicago, IL 60603 DOB: 11/17/42	Advisory Board Member	Since 1998	President of Mellin Securities Incorporated and Mellin Asset Management, Inc.

Michelle L. Cahoon 25 East Erie Street Chicago, IL 60611 DOB: 07/05/66	Treasurer	Since 2002	Vice President and Controller of the Adviser since 2003; Vice President, Treasurer and Controller of the Distributor since 2003; Controller of the Adviser and the Distributor since 2002; Manager with Arthur Andersen LLP from 1992-2002.

Lisa M. King 400 Bellevue Parkway Wilmington, DE 19809 DOB: 01/27/68	Secretary	Since 2002	Vice President and Counsel, PFPC Inc. (financial services company) since 2000; Associate, Stradley, Ronon, Stevens & Young, LLC (law firm) from 1996-2000.

Valerie Baxendale 25 East Erie Street Chicago, IL 60611 DOB: 10/02/61	Assistant Secretary	Since 2003	Regulatory Associate with the Adviser since 2003; Legal Assistant, Vedder, Price, Kaufman & Kammholz, P.C. from 2002 to 2003; Prior to 2002, Economics Instructor, Ivy Tech State College.

[1]	Mr. Driehaus and Mr. Mellin are brothers-in-law.

     The Statement of Additional Information for the Driehaus Mutual Funds contains more detail about the Trust’s trustees and officers and is available upon request, without charge. For further information, please call 1-800-560-6111.

Shareholder Meeting Results

Special Meetings of Shareholders of the Driehaus International Growth Fund, the Driehaus European Opportunity Fund and the Driehaus Asia Pacific Growth Fund (each a “Selling Fund” and collectively, the “Selling Funds”) were held on September 12, 2003. The following proposal was voted on by the shareholders of each Selling Fund (the resulting votes are presented below):

Proposal:	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of: (a) Driehaus International Growth Fund to Driehaus International Discovery Fund; (b) Driehaus European Opportunity Fund to Driehaus International Discovery Fund; and (c) Driehaus Asia Pacific Growth Fund to Driehaus Emerging Markets Growth Fund; in exchange for shares of Driehaus International Discovery Fund, Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund, respectively. The shares so received will be distributed to shareholders of the applicable Selling Fund and the Selling Fund will be terminated as soon as practicable thereafter. These actions are referred to as a “Reorganization.”

Fund	Affirmative	Against	Abstain

Driehaus International Growth Fund	9,612,490.529	339,005.572	0
Driehaus European Opportunity Fund	650,676.461	34,486.776	2,549.622
Driehaus Asia Pacific Growth Fund	836,211.192	9,982.508	1,661.000

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant had not yet adopted a code of ethics that applies to its principal executive officer and principal financial officer; however, at its meeting on February 23, 2004, the registrant’s Board of Trustees adopted such a code. A copy of the code of ethics is filed pursuant to Item 10(a).

(c)	Not applicable

(d)	Not applicable

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has designated A.R. Umans as an audit committee financial expert. Mr. Umans is “independent,” as defined by this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2002 and 2003, Ernst & Young LLP, the registrant’s principal accountant (“E&Y”), billed the registrant $92,000 and $48,000, respectively, for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2002 and 2003, E&Y billed the registrant $0 and $0, respectively, for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and that are not reported above.

For engagements that Driehaus Capital Management, Inc., the registrant’s investment adviser (“DCM”), or Driehaus Securities Corporation, the registrant’s distributor (“DSC”), entered into with E&Y on or after May 6, 2003, E&Y provided no audit-related services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting, except for the issuance of a consent in connection with the filing of Form N-14 for the registrant, for which E&Y billed DCM $4,800. This engagement was pre-approved by the Audit Committee.

(c)	Tax Fees

For the fiscal years ended December 31, 2002 and 2003, E&Y billed the registrant $17,500 and $18,750, respectively, for professional services rendered for tax compliance, tax advice and tax planning. Such services consisted of review of the registrant’s income tax returns and tax distribution requirements. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee pre-approved all tax services that E&Y provided to the registrant.

For engagements that DCM or DSC entered into with E&Y on or after May 6, 2003, E&Y provided no tax services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting, except for an analysis of capital loss carryover limitations related to the reorganization of certain series of the registrant. Estimated fees for this engagement are $7,500, which will be paid by DCM and were pre-approved by the Audit Committee.

(d)	All Other Fees

For the fiscal years ended December 31, 2002 and 2003, E&Y billed the registrant $0 and $0, respectively, for products and services provided, other than the services reported above.

For engagements that DCM or DSC entered into with E&Y on or after May 6, 2003, E&Y provided no other services to DCM or DSC that were for engagements directly related to the registrant’s operations and financial reporting.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Pursuant to registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of $5,000 or less. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of $5,000 or less. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is 100%.

(f)	Not applicable.

(g)	Non-Audit Fees

For the fiscal years ended December 31, 2002 and 2003, E&Y billed the registrant $17,500 and $18,750, respectively, in aggregate non-audit fees. For the fiscal years ended December 31, 2002 and 2003, E&Y billed DCM or DSC $31,450 and $52,850, respectively, in aggregate non-audit fees.

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to DCM or DSC that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date	March 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date	March 1, 2004

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Treasurer
(principal financial officer)

Date	March 1, 2004

* Print the name and title of each signing officer under his or her signature.